Trade Accounts Receivable - Provision for Credit Losses (Details) $ in Thousands	6 Months Ended
Jul. 31, 2022 USD ($)
Trade Accounts Receivable
Balance	$ 1,860
Current period provision for expected losses	232
Write-offs charged against the provision	(114)
Effect of movements in foreign exchange	(22)
Balance	$ 1,956